Fair Value Measurements - Financial Instruments Based on Observable Inputs (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Oct. 20, 2020	Jul. 02, 2020
Senior Notes | Senior Notes Due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	4.875%	4.875%		4.875%
Junior Subordinated Debt | Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	6.625%	6.625%	6.625%
Fair Value | Preference securities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 56.9	$ 55.6
Fair Value | Level 2 | Senior Notes | 4.875% Senior notes due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	326.3	273.1
Fair Value | Level 2 | Senior Subordinated Notes | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	123.8	121.6
Carrying Value | Preference securities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	58.4	58.4
Carrying Value | Level 2 | Senior Notes | 4.875% Senior notes due 2030
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	325.6	325.0
Carrying Value | Level 2 | Senior Subordinated Notes | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 123.2	$ 123.2